Consolidated Balance Sheet - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Assets
Cash and Cash Equivalents	[1]	$ 67,484	$ 65,098
Interest Bearing Deposits with Banks		2,838	3,640
Securities (Note 2)
Trading		192,303	168,926
Fair value through profit or loss		21,354	19,064
Fair value through other comprehensive income		113,209	93,702
Debt securities at amortized cost		96,610	115,188
Securities, net		423,476	396,880
Securities Borrowed or Purchased Under Resale Agreements (Note 3)		129,421	110,907
Loans (Notes 3 and 5)
Residential mortgages		196,033	191,080
Consumer instalment and other personal		92,741	92,687
Credit cards		12,649	13,612
Business and government		380,788	384,993
Loans gross of allowance for loan losses		682,211	682,372
Allowance for credit losses (Note 3)		(5,050)	(4,356)
Loans,net		677,161	678,016
Other Assets
Derivative instruments (Note 7)		57,151	47,253
Customers' liability under acceptances		711	359
Premises and equipment (Note 8)		6,252	6,249
Goodwill (Note 10)		16,797	16,774
Intangible assets (Note 10)		4,758	4,925
Current tax assets		1,970	2,219
Deferred tax assets (Note 22)		2,732	3,024
Receivable from brokers, dealers and clients		43,167	31,916
Other (Note 11)		42,884	42,387
Other assets		176,422	155,106
Total Assets		1,476,802	1,409,647
Liabilities and Equity
Deposits (Note 12)		976,202	982,440
Other Liabilities
Derivative instruments (Note 7)		58,729	58,303
Acceptances		711	359
Securities sold but not yet purchased (Note 13)		54,876	35,030
Securities lent or sold under repurchase agreements (Note 5)		134,967	110,791
Securitization and structured entities' liabilities (Notes 5 and 6)		51,562	40,164
Payable to brokers, dealers and clients		45,170	34,407
Insurance-related liabilities (Note 14)		20,436	18,770
Other (Note 13)		37,549	36,720
Other liabilities		404,000	334,544
Subordinated Debt (Note 15)		8,500	8,377
Total Liabilities		1,388,702	1,325,361
Equity
Contributed surplus		373	354
Retained earnings		47,377	46,469
Accumulated other comprehensive income		7,986	5,419
Total shareholders' equity		88,051	84,250
Non-controlling interest in subsidiaries		49	36
Total Equity		88,100	84,286
Total Liabilities and Equity		1,476,802	1,409,647
Preferred shares and other equity instruments (Note 16)
Equity
Issued capital		8,956	8,087
Total Equity		8,956	8,087
Common shares (Note 16)
Equity
Issued capital		23,359	23,921
Total Equity		$ 23,359	$ 23,921

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $108 million as at October 31, 2025 ($80 million as at October 31, 2024).